Cover	Apr. 03, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Entity File Number	001-38785
Entity Registrant Name	STRYVE FOODS, INC.
Entity Central Index Key	0001691936
Entity Tax Identification Number	87-1760117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Post Office Box 864
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(972)
Local Phone Number	987-5130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock [Member]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SNAX
Security Exchange Name	NASDAQ
Warrants Each Exercisable For Class Common Stock [Member]
Title of 12(b) Security	Warrants, each exercisable for Class A Common Stock
Trading Symbol	SNAXW
Security Exchange Name	NASDAQ